Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A Common Stock
Net loss allocable to common stock	$ (3,680,202)	$ (2,193,437)
Weighted average shares outstanding, diluted	31,625,000	24,674,451
Net loss per share of common stock, diluted	$ (0.12)	$ (0.09)
Class A Common Stock Subject to Redemption
Weighted average shares outstanding, basic	31,625,000	24,674,451
Weighted average shares outstanding, diluted	31,625,000	24,674,451
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Net loss per share of common stock, diluted	$ 0.00	$ 0.00
Class B non-redeemable common stock
Net loss allocable to common stock	$ (920,051)	$ (702,826)
Weighted average shares outstanding, basic	7,906,250	7,906,250
Weighted average shares outstanding, diluted	7,906,250	7,906,250
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Net loss per share of common stock, diluted	$ (0.12)	$ (0.09)
Class A and Class B Non Redeemable Common Stock [Member]
Weighted average shares outstanding, basic		7,906,250
Weighted average shares outstanding, diluted	7,906,250
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Net loss per share of common stock, diluted	$ (0.58)	$ (0.37)